UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21236

Dreyfus Stock Funds
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	9/30
Date of reporting period:	3/31/11

FORM N-CSR

Item 1.      Reports to Stockholders.

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
32	Information About the Renewal of the Fund’s Investment Advisory Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
International Equity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus International Equity Fund, covering the six-month period from October 1, 2010, through March 31, 2011.

Equities throughout the world fared well over the past six months. International stock markets have rallied broadly since the fall of 2010, when new rounds of monetary stimulus from U.S. and foreign central banks gave investors confidence that the global economy was unlikely to slip back into recession.As a result, developed markets rebounded strongly from relatively depressed levels, while emerging markets added more moderately to their previous gains. Although political uprisings in the Middle East and the disasters in Japan injected some uncertainty into the investment climate, these events do not appear to have derailed the global market rally. Market sectors that tend to be sensitive to macroeconomic changes performed particularly well as commodity prices climbed and investors looked forward to better business conditions.

We currently expect most developed and emerging markets to adopt less stimulative fiscal and monetary policies over the remainder of 2011 as the global economy reaches the middle stages of its cycle. Moreover, in the wake of recent gains we believe that selectivity will become a more important determinant of investment success in international markets.We favor the core of Europe over more peripheral members of the European Union, and while we expect the emerging markets to grow faster than developed markets, the growth rate in China seems likely to moderate.As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that 2011 has in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2010, through March 31, 2011, as provided by Sean Fitzgibbon and Mark Bogar, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2011, Dreyfus International Equity Fund’s Class A shares produced a total return of 13.43%, Class B shares returned 12.95%, Class C shares returned 12.97% and Class I shares returned 13.56%.1 In comparison, the fund’s benchmark, the Morgan Stanley Capital International Europe, Australasia, Far East Index (“MSCI EAFE Index”), produced a total return of 10.20% for the same period.2

International stocks generally rallied over the reporting period as the global economic recovery gathered momentum.The fund’s returns were higher than its benchmark, primarily due to the success of our security selection strategy in the materials, industrials, utilities and energy sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.The fund normally invests at least 80% of assets in shares of companies located in the foreign countries represented in the MSCI EAFE Index and Canada, and may also invest up to 25% of its assets in securities of issuers located in emerging market countries.

The fund invests in stocks that appear to be undervalued as measured by their price/earnings ratios, and that may have value and/or growth characteristics.We employ a “bottom-up” investment approach, which emphasizes individual stock selection. Our stock selection process is designed to produce a diversified portfolio that, relative to the MSCI EAFE Index, frequently has a below-average price/earnings ratio and an above-average earnings growth trend.

Greater Economic Confidence Supported Rallying Markets

The reporting period began in the wake of heightened volatility in international markets, as a sovereign debt crisis in Europe led to austerity budgets that threatened to dampen an already sluggish regional rebound, inflationary pressures in China triggered concerns about a major engine

TheFund 3

DISCUSSION OF FUND PERFORMANCE (continued)

of global growth, and Japan struggled with longstanding deflationary forces. However, it became apparent in the fall of 2010 that some of these economic concerns probably were overblown. By October, most European banks passed a series of “stress tests,” corporate earnings climbed, mergers-and-acquisitions activity intensified, commodity prices rose and major central banks implemented new programs to ease monetary policy. Greater clarity regarding fiscal and tax policies in the United States after the national midterm elections in November also supported global investor sentiment.

The resulting rally in global equity markets persisted into February when political uprisings in the Middle East sparked a sharp increase in oil and gas prices, which investors worried might threaten the global economic recovery. In March, a devastating earthquake, tsunami and nuclear disaster in Japan gave investors cause for concern regarding the world’s second largest economy, triggering a broad sell-off in international equity markets. However, investor sentiment proved resilient in light of more encouraging economic news in other regions of the world, and the benchmark had regained all of its lost ground by the reporting period’s end.

Stock Selections Produced Positive Results

Our security selection strategy proved effective during the reporting period, achieving especially attractive results in Norway and Germany.As an oil producing nation, several of Norway’s energy services providers benefited from rising commodity prices, including TGS-Nopec Geophysical, which provides seismic data and interpretation services to offshore drillers. In Germany, automakerVolkswagen gained market share amid a robust rebound in global car and truck sales due, in part to strong demand in China.

The fund also achieved above-average results in Japan, where the fund benefited from its lack of exposure to Tokyo Electric Power in the wake of the accident at the company’s Fukushima Daiichi nuclear power plant. Winning positions in other markets included Netherlands-based integrated energy producer Royal Dutch Shell and Australian iron ore producer Atlas Iron.

Disappointments during the reporting period included investments in Spain, where financial companies such as Banco Santander and Banco Bilbao Vizcaya Argentaria suffered due to the lingering effects of the

4

European sovereign debt crisis.The fund did own Japan’s Fuji Heavy Industries, whose Subaru automotive division captured greater market share before the earthquake disrupted manufacturing operations.The fund also did not participate in gains posted by German engineering giant Siemens, which advanced after a corporate restructuring.

Positioned for Greater Global Growth

Despite a number of headwinds, we expect the global economic recovery to persist. Events in Japan may dampen global growth over the near term, but we expect reconstruction to boost economic activity over the longer term. Indeed, we increased the fund’s exposure to Japan after the earthquake, when fundamentally sound stocks became available at historically attractive valuations.As of the reporting period’s end, we positioned the fund for international growth opportunities through overweighted positions in the consumer discretionary, technology, energy and materials sectors. We found fewer opportunities meeting our criteria in the traditionally defensive telecommunications and financials sectors.

April 15, 2011

Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund’s performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.These risks are enhanced in emerging markets countries. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S.
dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation and The Boston Company Asset
Management, LLC. Had these expenses not been absorbed, returns would have been lower.
2	SOURCE: LIPPER INC. – Reflects reinvestment of net dividends and, where applicable, capital gain distributions.The Morgan Stanley Capital International Europe,Australasia, Far
East (MSCI EAFE) Index is an unmanaged index composed of a sample of companies representative of the market structure of European and Pacific Basin countries. Returns are calculated on a month-end basis. Investors cannot invest directly in any index.

TheFund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus International Equity Fund from October 1, 2010 to March 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2011
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$5.96	$10.35	$10.09	$4.53
Ending value (after expenses)	$1,134.30	$1,129.50	$1,129.70	$1,135.60

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2011
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$5.64	$9.80	$9.55	$4.28
Ending value (after expenses)	$1,019.35	$1,015.21	$1,015.46	$1,020.69

† Expenses are equal to the fund’s annualized expense ratio of 1.12% for Class A, 1.95% for Class B, 1.90% for Class C, and .85% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS

March 31, 2011 (Unaudited)

Common Stocks—96.0%	Shares		Value ($)
Australia—6.3%
Atlas Iron	381,010	[a]	1,469,985
Australia & New Zealand Banking Group	41,440		1,020,580
BHP Billiton	29,523		1,421,809
Coca-Cola Amatil	228,180		2,770,853
Commonwealth Bank of Australia	36,990		2,004,857
Dexus Property Group	1,662,350		1,461,535
Stockland	318,310		1,221,496
			11,371,115
Denmark—1.6%
Carlsberg, Cl. B	11,250		1,211,344
Pandora	33,457		1,707,444
			2,918,788
Finland—1.0%
Sampo, Cl. A	58,550		1,867,805
France—11.0%
Alcatel-Lucent	174,960	[a]	1,004,454
Arkema	16,920		1,536,808
BNP Paribas	38,267		2,798,900
France Telecom	54,420		1,219,325
GDF Suez	54,932		2,238,166
Legrand	17,160		713,885
Rhodia	51,540		1,509,051
Sanofi-Aventis	38,150		2,674,912
Societe Generale	37,510		2,437,337
Total	60,692		3,694,658
			19,827,496
Germany—5.2%
BASF	23,430		2,026,491
Gerresheimer	11,730 [a]		536,945
Hannover Rueckversicherung	34,130		1,863,408
Metro	43,200		2,951,855
SAP	33,050		2,023,412
			9,402,111

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Hong Kong—1.2%
Cheung Kong Holdings	75,000		1,222,593
Hongkong Land Holdings	123,000		861,000
			2,083,593
Ireland—1.0%
CRH	38,088		874,445
Smurfit Kappa Group	77,730	[a]	985,918
			1,860,363
Israel—.5%
Mizrahi Tefahot Bank	82,550		932,179
Italy—3.2%
Enel	624,910		3,939,230
Telecom Italia	1,155,100		1,776,145
			5,715,375
Japan—21.9%
Asahi Kasei	238,000		1,605,170
Canon	44,300		1,927,939
Central Japan Railway	315		2,495,612
Chuo Mitsui Trust Holdings	506,600		1,796,670
Dainippon Screen Manufacturing	85,000		891,080
Daito Trust Construction	38,000		2,617,697
Fuji Heavy Industries	381,000		2,455,109
Hitachi	671,000		3,492,943
Honda Motor	54,700		2,055,031
Keihin	104,200		1,978,021
Makita	27,600		1,284,107
Miraca Holdings	27,700		1,060,646
Mitsubishi	110,600		3,070,154
Mitsubishi Chemical Holdings	291,500		1,832,826
Mitsubishi Tanabe Pharma	121,400		1,970,305
Nippon Shokubai	105,000		1,315,340
NTN	279,000		1,338,315
SMC	3,000		493,749
Softbank	51,100		2,039,577
Sumitomo Mitsui Financial Group	40,700		1,265,331

8

Common Stocks (continued)	Shares		Value ($)
Japan (continued)
Toyo Suisan Kaisha	54,000		1,172,445
Yahoo! Japan	1,866		667,614
Yamada Denki	11,330		764,142
			39,589,823
Luxembourg—.8%
ArcelorMittal	23,000		831,999
L’Occitane International	256,250		631,850
			1,463,849
Netherlands—3.9%
ING Groep	192,690 [a]		2,438,868
Koninklijke Ahold	56,630		759,861
Koninklijke Philips Electronics	68,400		2,186,392
Nutreco	12,120		888,878
Unilever	26,460		829,664
			7,103,663
Norway—1.4%
Subsea 7	24,063		607,857
TGS Nopec Geophysical	71,200		1,910,597
			2,518,454
Spain—2.3%
Banco Bilbao Vizcaya Argentaria	137,340		1,666,290
Banco Santander	217,090		2,520,338
			4,186,628
Sweden—4.2%
Atlas Copco, Cl. A	51,860		1,378,683
Electrolux, Ser. B	53,780	[a]	1,386,271
Securitas, Cl. B	164,800		1,962,122
Volvo, Cl. B	164,220	[a]	2,887,945
			7,615,021
Switzerland—6.5%
ABB	68,960 [a]		1,656,241
Adecco	24,630		1,619,654
Nestle	35,887		2,057,105
Partners Group Holding	4,990		953,995

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Switzerland (continued)
Roche Holding	10,094		1,441,843
Transocean	23,180 [a]		1,822,097
Zurich Financial Services	7,680		2,149,731
			11,700,666
United Arab Emirates—.7%
Dragon Oil	128,510	[a]	1,232,819
United Kingdom—21.0%
Aberdeen Asset Management	195,050		659,595
Barclays	530,140		2,360,440
British American Tobacco	73,180		2,937,249
British Land	190,580		1,689,159
BT Group	474,360		1,412,366
Burberry Group	58,010		1,092,527
Compass Group	124,770		1,121,881
Eurasian Natural Resources	93,470		1,404,239
GlaxoSmithKline	206,940		3,948,844
IMI	90,940		1,502,634
Kingfisher	315,250		1,243,583
Legal & General Group	471,060		870,542
Man Group	243,580		960,862
Old Mutual	496,750		1,083,772
Rio Tinto	54,510		3,829,237
Royal Dutch Shell, Cl. A	8,630		313,436
Royal Dutch Shell, Cl. B	175,770		6,372,565
Smith & Nephew	105,920		1,194,523
Unilever	97,490		2,971,493
WPP	83,830		1,033,486
			38,002,433
United States—2.3%
iShares MSCI EAFE Index Fund	68,840		4,135,907
Total Common Stocks
(cost $153,105,054)			173,528,088

10

Preferred Stocks—2.5%	Shares	Value ($)
Germany
ProSieben Sat.1 Media	63,880	1,869,904
Volkswagen	15,974	2,590,947
Total Preferred Stocks
(cost $3,371,822)		4,460,851

Other Investment—1.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,957,000)	1,957,000[b]	1,957,000
Total Investments (cost $158,433,876)	99.6%	179,945,939
Cash and Receivables (Net)	.4%	665,120
Net Assets	100.0%	180,611,059

a	Non-income producing security.
b	Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Financial	22.6	Information Technology	5.5
Industrial	12.5	Telecommunication Services	3.6
Materials	11.4	Utilities	3.4
Consumer Discretionary	11.0	Exchange Traded Funds	2.3
Consumer Staples	10.3	Money Market Investment	1.1
Energy	8.8
Health Care	7.1		99.6

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments:
Unaffiliated issuers			156,476,876	177,988,939
Affiliated issuers			1,957,000	1,957,000
Cash				206,262
Cash denominated in foreign currencies			262,117	263,615
Receivable for investment securities sold				1,653,202
Dividends and interest receivable				1,168,510
Receivable for shares of Beneficial Interest subscribed				42,917
Prepaid expenses				37,712
				183,318,157
Liabilities ($):
Due to The Boston Company Asset
Management, LLC and affiliates—Note 3(c)				179,400
Payable for investment securities purchased				2,353,625
Payable for shares of Beneficial Interest redeemed				105,962
Interest payable—Note 2				494
Accrued expenses				67,617
				2,707,098
Net Assets ($)				180,611,059
Composition of Net Assets ($):
Paid-in capital				239,801,399
Accumulated distributions in excess of investment income—net				(478,906)
Accumulated net realized gain (loss) on investments				(80,257,826)
Accumulated net unrealized appreciation (depreciation) on
investments and foreign currency transactions				21,546,392
Net Assets ($)				180,611,059

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	53,950,928	1,664,811	7,892,480	117,102,840
Shares Outstanding	1,847,054	57,028	268,908	3,985,786
Net Asset Value Per Share ($)	29.21	29.19	29.35	29.38
See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $93,272 foreign taxes withheld at source):
Unaffiliated issuers	1,624,104
Affiliated issuers	1,579
Interest	187
Total Income	1,625,870
Expenses:
Investment advisory fee—Note 3(a)	646,871
Administration fee—Note 3(a)	80,859
Shareholder servicing costs—Note 3(c)	155,668
Custodian fees—Note 3(c)	71,649
Distribution fees—Note 3(b)	36,636
Registration fees	29,054
Professional fees	29,020
Prospectus and shareholders’ reports	11,051
Trustees’ fees and expenses—Note 3(d)	7,134
Interest expense—Note 2	494
Loan commitment fees—Note 2	474
Miscellaneous	5,780
Total Expenses	1,074,690
Less—reduction in investment advisory and
administration fees due to undertaking—Note 3(a)	(254,296)
Less—reduction in fees due to earnings credits—Note 3(c)	(187)
Net Expenses	820,207
Investment Income—Net	805,663
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions	9,676,555
Net realized gain (loss) on forward foreign currency exchange contracts	(30,446)
Net Realized Gain (Loss)	9,646,109
Net unrealized appreciation (depreciation)
on investments and foreign currency transactions	9,454,534
Net unrealized appreciation (depreciation)
on forward foreign currency exchange contracts	(2,146)
Net Unrealized Appreciation (Depreciation)	9,452,388
Net Realized and Unrealized Gain (Loss) on Investments	19,098,497
Net Increase in Net Assets Resulting from Operations	19,904,160

See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010
Operations ($):
Investment income—net	805,663	2,542,145
Net realized gain (loss) on investments	9,646,109	172,510
Net unrealized appreciation
(depreciation) on investments	9,452,388	(588,961)
Net Increase (Decrease) in Net Assets
Resulting from Operations	19,904,160	2,125,694
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(1,234,422)	(1,507,279)
Class B Shares	(20,226)	(32,954)
Class C Shares	(94,023)	(124,420)
Class I Shares	(2,051,598)	(1,287,423)
Total Dividends	(3,400,269)	(2,952,076)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	1,772,367	4,679,563
Class B Shares	4,407	39,607
Class C Shares	585,911	703,287
Class I Shares	29,447,966	59,559,407
Dividends reinvested:
Class A Shares	1,162,122	1,415,765
Class B Shares	15,031	23,791
Class C Shares	51,936	68,985
Class I Shares	2,051,056	1,281,710
Cost of shares redeemed:
Class A Shares	(13,886,738)	(24,317,208)
Class B Shares	(529,221)	(1,592,392)
Class C Shares	(1,642,669)	(3,461,813)
Class I Shares	(1,374,785)	(14,612,926)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	17,657,383	23,787,776
Total Increase (Decrease) in Net Assets	34,161,274	22,961,394
Net Assets ($):
Beginning of Period	146,449,785	123,488,391
End of Period	180,611,059	146,449,785
Undistributed (distributions in excess of)
investment income—net	(478,906)	2,115,700

14

	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010
Capital Share Transactions:
Class Aa
Shares sold	62,388	181,205
Shares issued for dividends reinvested	42,244	53,425
Shares redeemed	(482,926)	(960,292)
Net Increase (Decrease) in Shares Outstanding	(378,294)	(725,662)
Class Ba
Shares sold	145	1,534
Shares issued for dividends reinvested	545	898
Shares redeemed	(18,972)	(62,808)
Net Increase (Decrease) in Shares Outstanding	(18,282)	(60,376)
Class C
Shares sold	20,365	26,482
Shares issued for dividends reinvested	1,875	2,587
Shares redeemed	(58,482)	(135,728)
Net Increase (Decrease) in Shares Outstanding	(36,242)	(106,659)
Class I
Shares sold	1,018,443	2,320,740
Shares issued for dividends reinvested	74,179	48,112
Shares redeemed	(49,176)	(603,865)
Net Increase (Decrease) in Shares Outstanding	1,043,446	1,764,987

a	During the period ended March 31, 2011, 3,135 Class B shares representing $88,734 were automatically converted to 3,133 Class A shares and during the period ended September 30, 2010, 14,796 Class B shares representing
$376,838 were automatically converted to 14,746 Class A shares.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2011			Year Ended September 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	26.30	26.36	29.26	48.76	40.05	34.14
Investment Operations:
Investment income—net[a]	.11	.42	.45	.77	.63	.59
Net realized and unrealized
gain (loss) on investments	3.39	.06	(2.11)	(16.45)	8.81	5.58
Total from Investment Operations	3.50	.48	(1.66)	(15.68)	9.44	6.17
Distributions:
Dividends from
investment income—net	(.59)	(.54)	(1.24)	(.67)	(.28)	(.04)
Dividends from net realized
gain on investments	—	—	—	(3.15)	(.45)	(.22)
Total Distributions	(.59)	(.54)	(1.24)	(3.82)	(.73)	(.26)
Net asset value, end of period	29.21	26.30	26.36	29.26	48.76	40.05
Total Return (%)[b]	13.43[c]	1.84	(4.73)	(34.53)	23.80	18.16
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.51[d]	1.64	1.84	1.57	1.27[e]	1.38[e]
Ratio of net expenses
to average net assets	1.12[d]	1.12	1.12	1.12	1.19[e]	1.28[e]
Ratio of net investment income
to average net assets	.79[d]	1.65	2.12	1.90	1.37[e]	1.55[e]
Portfolio Turnover Rate	56.46[c]	86.84	160.27	117.20	18.76[c,f]	—
Net Assets, end of period
($ x 1,000)	53,951	58,526	77,775	129,886	286,373	124,283

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	For the period from October 1, 2006 to July 31, 2007 and for the fiscal year ended September 30, 2006, the ratios include the fund’s share of The Boston Company International Core Equity Portfolio’s (the “Portfolio”) allocated income and expenses.
f	For the period from October 1, 2005 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

16

Six Months Ended
March 31, 2011			Year Ended September 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	26.13	26.14	28.70	47.83	39.40	33.79
Investment Operations:
Investment income (loss)—net[a]	(.01)	.19	.26	.41	.19	.25
Net realized and unrealized
gain (loss) on investments	3.38	.07	(2.03)	(16.15)	8.73	5.58
Total from Investment Operations	3.37	.26	(1.77)	(15.74)	8.92	5.83
Distributions:
Dividends from
investment income—net	(.31)	(.27)	(.79)	(.24)	(.04)	—
Dividends from net realized
gain on investments	—	—	—	(3.15)	(.45)	(.22)
Total Distributions	(.31)	(.27)	(.79)	(3.39)	(.49)	(.22)
Net asset value, end of period	29.19	26.13	26.14	28.70	47.83	39.40
Total Return (%)[b]	12.95[c]	.96	(5.63)	(35.04)	22.79	17.25
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.42[d]	2.74	2.78	2.40	2.06[e]	2.18[e]
Ratio of net expenses
to average net assets	1.95[d]	1.95	1.95	1.95	2.00[e]	2.03[e]
Ratio of net investment income
(loss) to average net assets	(.05)[d]	.75	1.23	1.04	.43[e]	.68[e]
Portfolio Turnover Rate	56.46[c]	86.84	160.27	117.20	18.76[c,f]	—
Net Assets, end of period
($ x 1,000)	1,665	1,968	3,547	6,356	13,590	12,292

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	For the period from October 1, 2006 to July 31, 2007 and for the fiscal year ended September 30, 2006, the ratios include the fund’s share of The Boston Company International Core Equity Portfolio’s (the “Portfolio”) allocated income and expenses.
f	For the period from October 1, 2005 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2011			Year Ended September 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	26.30	26.34	28.82	47.81	39.40	33.80
Investment Operations:
Investment income—net[a]	.01	.22	.27	.37	.23	.25
Net realized and unrealized
gain (loss) on investments	3.38	.06	(2.02)	(16.14)	8.71	5.58
Total from Investment Operations	3.39	.28	(1.75)	(15.77)	8.94	5.83
Distributions:
Dividends from
investment income—net	(.34)	(.32)	(.73)	(.07)	(.08)	(.01)
Dividends from net realized
gain on investments	—	—	—	(3.15)	(.45)	(.22)
Total Distributions	(.34)	(.32)	(.73)	(3.22)	(.53)	(.23)
Net asset value, end of period	29.35	26.30	26.34	28.82	47.81	39.40
Total Return (%)[b]	12.97[c]	1.03	(5.54)	(35.04)	22.85	17.27
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.29[d]	2.46	2.62	2.30	1.99[e]	2.11[e]
Ratio of net expenses
to average net assets	1.90[d]	1.90	1.90	1.90	1.96[e]	2.03[e]
Ratio of net investment income
to average net assets	.06[d]	.87	1.28	.93	.51[e]	.68[e]
Portfolio Turnover Rate	56.46[c]	86.84	160.27	117.20	18.76[c,f]	—
Net Assets, end of period
($ x 1,000)	7,892	8,025	10,848	19,529	66,102	51,752

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	For the period from October 1, 2006 to July 31, 2007 and for the fiscal year ended September 30, 2006, the ratios include the fund’s share of The Boston Company International Core Equity Portfolio’s (the “Portfolio”) allocated income and expenses.
f	For the period from October 1, 2005 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

18

Six Months Ended
March 31, 2011			Year Ended September 30,
Class I Shares	(Unaudited)	2010	2009	2008	2007[a]	2006
Per Share Data ($):
Net asset value,
beginning of period	26.49	26.60	29.73	49.50	40.57	34.50
Investment Operations:
Investment income—net[b]	.17	.55	.58	.54	.76	.85
Net realized and unrealized
gain (loss) on investments	3.38	.00[c]	(2.27)	(16.37)	8.94	5.49
Total from Investment Operations	3.55	.55	(1.69)	(15.83)	9.70	6.34
Distributions:
Dividends from
investment income—net	(.66)	(.66)	(1.44)	(.79)	(.32)	(.05)
Dividends from net realized
gain on investments	—	—	—	(3.15)	(.45)	(.22)
Total Distributions	(.66)	(.66)	(1.44)	(3.94)	(.77)	(.27)
Net asset value, end of period	29.38	26.49	26.60	29.73	49.50	40.57
Total Return (%)	13.56[d]	2.06	(4.62)	(34.34)	24.12	18.47
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.11[e]	1.20	1.26	1.19	.93[f]	1.07[f]
Ratio of net expenses
to average net assets	.85[e]	.85	.85	.85	.91[f]	1.03[f]
Ratio of net investment income
to average net assets	1.23[e]	2.13	2.58	1.30	1.63[f]	2.19[f]
Portfolio Turnover Rate	56.46[d]	86.84	160.27	117.20	18.76[d,g]	—
Net Assets, end of period
($ x 1,000)	117,103	77,931	31,317	2,350	15,515	8,723

a	Effective June 1, 2007, Class R shares were redesignated as Class I shares.
b	Based on average shares outstanding at each month end.
c	Amount represents less than $.01 per share.
d	Not annualized.
e	Annualized.
f	For the period from October 1, 2006 to July 31, 2007 and for the fiscal year ended September 30, 2006, the ratios include the fund’s share of The Boston Company International Core Equity Portfolio’s (the “Portfolio”) allocated income and expenses.
g	For the period from October 1, 2005 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus International Equity Fund (the “fund”) is a separate diversified series of Dreyfus Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund.The fund’s investment objective is to seek long-term growth of capital. The Boston Company Asset Management, LLC (“TBCAM”) serves as the fund’s investment adviser. The Dreyfus Corporation (the “Administrator” or “Dreyfus”), a wholly-owned subsidiary of The Bank of NewYork Mellon Corporation (“BNY Mellon”) and an affiliate of TBCAM, serves as the fund’s Administrator.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund does not offer Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

20

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board ofTrustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward foreign currency exchange contracts (“forward contracts”) are valued at the forward rate.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

22

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Foreign†	173,853,032	—	—	173,853,032
Mutual Funds/
Exchange
Traded Funds	6,092,907	—	—	6,092,907

† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measure-

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

ments as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at March 31, 2011.

(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on investments are included with net realized and unrealized gain or loss on investments.

(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less

24

liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

(d) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended March 31, 2011 were as follows:

Affiliated
Investment	Value				Value		Net
Company	9/30/2010	($)	Purchases ($)	Sales ($)	3/31/2011	($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market Fund	780,000		52,149,000	50,972,000	1,957,000		1.1

(e) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

As of and during the period ended March 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $86,580,648 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2010. If not applied, $36,458,262 of the carryover expires in fiscal 2017 and $47,872,136 expires in fiscal 2018.

As a result of the fund’s merger with Dreyfus Founders International Equity Fund, capital losses of $2,250,250 are available to offset future gains, if any. Based on certain provisions in the Code, the amount of losses which can be utilized in subsequent years is subject to an annual limitation.This acquired capital loss will expire in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2010 was as follows: ordinary income $2,952,076. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commit-

26

ment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing.

The average amount of borrowings outstanding under the Facilities during the period ended March 31, 2011 was approximately $69,200, with a related weighted average annualized interest rate of 1.43%.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions With Affiliates:

(a) Pursuant to an investment advisory agreement with TBCAM, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets up to $500 million, .75% of the next $500 million of such assets, .70% of the next $500 million of such assets, .60% of the next $500 million of such assets and .50% of the fund’s average daily net assets in excess of $2 billion and is payable monthly.

Dreyfus and TBCAM have contractually agreed, with respect to each class of fund shares, to assume the expenses of each class so that such expenses of the fund’s Class A, B, C and I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of 1.12%, 1.95%, 1.90% and .85%, respectively, of the value of such class’ average daily net assets, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for each class.The reduction in investment advisory and administration fees, pursuant to the undertaking, amounted to $254,296 during the period ended March 31, 2011.

The fund compensates Dreyfus under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. During the period ended March 31, 2011, the fund was charged $80,859 pursuant to the administration agreement.

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

During the period ended March 31, 2011, the Distributor retained $422 from commissions earned on sales of the fund’s Class A shares and $8,488 and $2,994 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended March 31, 2011, Class B and Class C shares were charged $6,835 and $29,801, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2011, Class A, Class B and Class C shares were charged $73,314, $2,278 and $9,934, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2011, the fund was charged $29,390 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash man-

28

agement fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2011, the fund was charged $2,854 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $187.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2011, the fund was charged $71,649 pursuant to the custody agreement.

During the period ended March 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to TBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $119,212, administration fees $14,902, Rule 12b-1 distribution plan fees $6,107, shareholder services plan fees $13,525, custodian fees $66,006, chief compliance officer fees $1,957 and transfer agency per account fees $6,528, which are offset against an expense reimbursement currently in effect in the amount of $48,837.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

(e) A 2% redemption fee is charged and retained by the fund on certain shares redeemed within sixty days following the date of issuance subject to exceptions, including redemptions made through use of the fund’s exchange privilege. During the period ended March 31, 2011, redemption fees charged and retained by the fund amounted to $1,661.

The Fund	29

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Effective December 15, 2010, the fund no longer charges a redemption fee on shares that are redeemed or exchanged before the end of the required holding period. The fund reserves the right to reimpose a redemption fee in the future.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and forward contracts, during the period ended March 31, 2011, amounted to $105,003,877 and $89,950,072, respectively.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract decreases between those dates.With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed.The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations.The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.At March 31, 2011, there were no forward contracts outstanding.

30

The following summarizes the average market value of derivatives outstanding during the period ended March 31, 2011:

Average Market Value ($)
Forward contracts	464,515

At March 31, 2011, accumulated net unrealized appreciation on investments was $21,512,063, consisting of $24,408,551 gross unrealized appreciation and $2,896,488 gross unrealized depreciation.

At March 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Trustees held on November 8-9, 2010, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to whichTBCAM provides the fund with investment advisory services, and the fund’s separate Administration Agreement with Dreyfus, pursuant to which Dreyfus provides the fund with administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and TBCAM. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus and TBCAM confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered TBCAM’s and Dreyfus’ extensive administrative, accounting, and compliance infrastructures.The Board also considered

32

portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2010 and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group median and Performance Universe median for the various time periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board received a presentation from the fund’s portfolio manager regarding the quantitative process that underlies investment decision-making for the fund, how fundamental analysis is applied to stock selection, and the challenges presented during the past year to this overall process. The Board noted slight improvement in relative performance results from the past year, the current portfolio management group only

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

recently having assumed responsibility for managing the fund’s portfolio in the first quarter of 2010, and the generally strong track record achieved by the fund’s portfolio managers with respect to other Dreyfus equity funds they manage. The Board agreed to continue to monitor the fund’s performance for improvement on a relative basis.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee approximated the Expense Group median, the fund’s actual management fee was below the Expense Group median and the Expense Universe median, and the fund’s total expenses were below the Expense Group median and the Expense Universe median.The Board also considered the current expense limitation undertaken by TBCAM and Dreyfus.

A representative of Dreyfus noted that Dreyfus and TBCAM have contractually agreed, with respect to each class of fund shares to assume the expenses of the class so that such expenses do not exceed the annual rates of expenses of 1.12% for Class A, 1.95% for Class B, 1.90% for Class C, and .85% for Class I, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for each class.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting that the fees for the separate account and related portfolios reflected TBCAM’s independent fee structure. The Board members considered the relevance of the fee information

34

provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits toTBCAM from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The  Fund 35

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
INVESTMENT ADVISORY AGREEMENT (Unaudited) (continued)

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Administration Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It was noted that the profitability percentage for Dreyfus was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

Profitability percentages with respect to TBCAM’s service as the fund’s investment adviser were not presented at this meeting. In this regard, the Board noted that the fund is relatively small in asset size, and that TBCAM only has served as the fund’s investment adviser since August 1, 2007, during which time TBCAM has waived receipt of a significant portion of the fund’s investment advisory fee.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board noted the portfolio manager’s presentation on the fund’s investment process and the factors that affected fund performance over the past year, the slight improvement in relative performance results from the past year, the current portfolio management group only recently having assumed responsibility for managing the fund’s portfolio in the first quarter of 2010, and the generally strong track record achieved by the fund’s portfolio managers with respect to other Dreyfus equity funds they manage; and agreed to continue to monitor the fund’s performance for improvement on a relative basis.

36

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	37

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
12	Statement of Assets and Liabilities
13	Statement of Operations
14	Statement of Changes in Net Assets
16	Financial Highlights
20	Notes to Financial Statements
30	Information About the Renewal of the Fund’s Investment Advisory and Administration Agreements
FOR MORE INFORMATION
Back Cover

Dreyfus
Small Cap Equity Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

This semiannual report for Dreyfus Small Cap Equity Fund covers the six-month period from October 1, 2010, through March 31, 2011.

Equities throughout the world fared well over the past six months. International stock markets have rallied broadly since the fall of 2010, when new rounds of monetary stimulus from U.S. and foreign central banks gave investors confidence that the global economy was unlikely to slip back into recession. As a result, developed markets rebounded strongly from relatively depressed levels, while emerging markets added more moderately to their previous gains.Although political uprisings in the Middle East and the disasters in Japan injected some uncertainty into the investment climate, these events do not appear to have derailed the global market rally. Market sectors that tend to be sensitive to macroeconomic changes performed particularly well as commodity prices climbed and investors looked forward to better business conditions.

We currently expect most developed and emerging markets to adopt less stimulative fiscal and monetary policies over the remainder of 2011 as the global economy reaches the middle stages of its cycle. Moreover, in the wake of recent gains we believe that selectivity will become a more important determinant of investment success in international markets.We favor the core of Europe over more peripheral members of the European Union, and while we expect the emerging markets to grow faster than developed markets, the growth rate in China seems likely to moderate. As always, your financial advisor can help you align your investment portfolio with the opportunities and challenges that 2011 has in store.

For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
April 15, 2011

2

DISCUSSION OF FUND PERFORMANCE

For the period of October 1, 2010, through March 31, 2011, as provided by Joseph M. Corrado, CFA, Stephanie K. Brandaleone, CFA, and Edward R. Walter, CFA, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended March 31, 2011, Dreyfus Small Cap Equity Fund’s Class A shares produced a total return of 20.53%, Class B shares returned 20.09%, Class C shares returned 20.04% and Class I shares returned 20.70%.1 The fund’s benchmark, the Russell 2500 Value Index, achieved a total return of 22.58% for the same period.2

Despite a number of global geopolitical headwinds, improving economic conditions drove small- and midcap stocks higher during the reporting period.Although the fund participated to a significant degree in the market’s gains, its returns lagged the Russell 2500 Value Index due to shortfalls in our security selection strategies in the financials and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term growth of capital.The fund invests, under normal circumstances, at least 80% of its assets in the stocks of small-cap U.S. companies, and may invest up to 15% of its assets in foreign companies.

We seek to identify companies with stocks trading at prices below their intrinsic values.We measure value by evaluating each company’s valuation multiples (price/earnings, price/sales, price/cash flow), current competitive position and expected business growth relative to its industry.We focus primarily on individual stock selection to produce a diversified portfolio of companies that we believe are undervalued relative to expected business growth, with the presence of a catalyst (such as a corporate restructuring, change in management or spin-off) that may trigger a price increase.

Improved Economic Confidence Fueled a Market Rally

The U.S. and global economic recoveries gained traction in the fall of 2010 after a new round of quantitative easing of monetary policy by the

The Fund	3

DISCUSSION OF FUND PERFORMANCE (continued)

Federal Reserve Board relieved investors’ previous concerns regarding a possible return to recession. A more optimistic investment outlook was reinforced by subsequent improvements in U.S. employment and consumer spending, as well as by better-than-expected corporate earnings across a number of industry groups.

Later in the fall, the resolution of U.S. midterm elections and the passage of fiscally stimulative tax legislation lent further support to the domestic stock market. However, the market rally was interrupted in February when political unrest in the Middle East led to sharply higher energy prices, and again in March when Japan suffered a devastating earthquake, tsunami and nuclear disaster. Still, stocks generally proved resilient, rebounding quickly and ending the reporting period with significant gains, on average. Small- and midcap stocks produced substantially higher returns than their large-cap counterparts over the reporting period. However, value stocks generally lagged growth-oriented stocks.

Stock Selection Strategies Produced Mixed Results

The fund’s relative performance in the financials sector was undermined by some of its regional banking holdings. Wilmington Trust declined sharply early in the reporting period when the bank announced its acquisition at a discounted price by M&T Bank, and Marshall & Ilsley reported lower-than-expected EPS results. In the consumer discretionary sector, the fund’s results compared to the benchmark were hindered by specialty retailers, including apparel seller Talbots, where earnings suffered due to costly promotional campaigns launched in an effort to address declining sales. In addition, home builder Ryland Group reported lower quarterly revenues and earnings in a persistently weak U.S. housing market.

The fund achieved better relative results in the energy sector, where a number of equipment services providers advanced amid rising oil and gas prices. Contract driller Unit increased production guidance, offshore production facilities engineer McDermott International saw increased order volumes in Asia and the Middle East, and offshore services provider Oceaneering International benefited from the issuance of new drilling permits in the Gulf of Mexico. In the consumer staples sector, organic grocery chain Whole Foods Market benefited as higher-end consumers

4

returned to premium brands.The utilities sector was bolstered by above-average results from MDU Resources Group in a market environment generally favoring regulated power producers.

Positioned for a More Selective Environment

We expect the U.S. economic recovery to continue, which could lead to increased hiring and higher corporate earnings in a number of industries. At the same time, we are aware of potential headwinds that could dampen economic growth and earnings, including ongoing geopolitical instability, disruptions in Japanese exports and the impact of intensifying inflationary pressures on input costs for some businesses.We believe that investors are likely to become more selective in such an environment as they focus more intently on individual companies’ underlying business fundamentals. Consequently, our bottom-up security selection process has identified a number of fundamentally sound, value-oriented opportunities among service providers in the health care sector, but fewer companies in the financials sector have met our investment criteria.

April 15, 2011

Please note, the position in any security highlighted in italicized typeface was sold during the reporting period.
Equity funds are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.
1	Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charges imposed on redemptions in the case of Class B and Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation and The Boston Company Asset
Management, LLC. Had these expenses not been absorbed, returns would have been lower.
2	SOURCE: LIPPER INC. — Reflects the reinvestment of dividends and, where applicable, capital gain distributions.The Russell 2500 Value Index is a widely accepted, unmanaged index, which measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth value.

The Fund	5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Small Cap Equity Fund from October 1, 2010 to March 31, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended March 31, 2011
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$7.64	$11.52	$11.85	$6.27
Ending value (after expenses)	$1,205.30	$1,200.90	$1,200.40	$1,207.00

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended March 31, 2011
	Class A	Class B	Class C	Class I
Expenses paid per $1,000†	$6.99	$10.55	$10.85	$5.74
Ending value (after expenses)	$1,018.00	$1,014.46	$1,014.16	$1,019.25

† Expenses are equal to the fund’s annualized expense ratio of 1.39% for Class A, 2.10% for Class B, 2.16% for Class C, and 1.14% for Class I, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

6

STATEMENT OF INVESTMENTS
March 31, 2011 (Unaudited)

Common Stocks—99.4%	Shares		Value ($)
Consumer Discretionary—11.7%
American Eagle Outfitters	93,170	[a]	1,480,471
BorgWarner	25,155	[a],b	2,004,602
Chico’s FAS	76,190	[a]	1,135,231
Children’s Place Retail Stores	10,060	[a,b]	501,290
DreamWorks Animation SKG, Cl. A	48,580[a,b]		1,356,839
GameStop, Cl. A	35,230[a,b]		793,380
Guess?	45,920		1,806,952
Jack in the Box	72,410	[a,b]	1,642,259
Lennar, Cl. A	83,720	[a]	1,517,006
Meredith	49,840	[a]	1,690,573
OfficeMax	152,700	[a,b]	1,975,938
Ryland Group	94,970		1,510,023
Saks	32,470	[b]	367,236
Thor Industries	55,320	[a]	1,846,028
Toll Brothers	90,970	[a,b]	1,798,477
Williams-Sonoma	50,060		2,027,430
			23,453,735
Consumer Staples—1.8%
BJ’s Wholesale Club	34,790	[b]	1,698,448
Flowers Foods	53,090	[a]	1,445,641
Sanderson Farms	10,950	[a]	502,824
			3,646,913
Energy—11.6%
Cabot Oil & Gas	82,886		4,390,471
Cloud Peak Energy	17,980	[b]	388,188
Forest Oil	56,530	[b]	2,138,530
Frontier Oil	36,940	[a]	1,083,081
McDermott International	84,990	[b]	2,157,896
Nabors Industries	52,850	[b]	1,605,583
Oceaneering International	25,510	[b]	2,281,870
Oil States International	20,440	[a,b]	1,556,302
Plains Exploration & Production	55,450	[a,b]	2,008,954
Tidewater	37,650	[a]	2,253,353
Unit	53,170	[b]	3,293,882
			23,158,110

The Fund	7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Exchange Traded Funds—.7%
iShares Russell 2000 Value Index Fund	18,710	[a]	1,410,360
Financial—24.6%
Associated Banc-Corp	120,980	[a]	1,796,553
BioMed Realty Trust	111,770	[a,c]	2,125,865
CBL & Associates Properties	74,580	[a,c]	1,299,183
City National	51,437		2,934,481
Comerica	57,060	[a]	2,095,243
DCT Industrial Trust	217,850	[c]	1,209,067
DiamondRock Hospitality	155,466	[c]	1,736,555
E*TRADE Financial	179,602	[b]	2,807,179
Entertainment Properties Trust	23,330	a,c	1,092,310
Fidelity National Financial, Cl. A	148,864		2,103,448
First American Financial	23,420	[a]	386,430
First Horizon National	234,485	[a]	2,628,577
Fulton Financial	71,250	[a]	791,587
Hancock Holding	34,820		1,143,489
Hanover Insurance Group	34,420	[a]	1,557,505
Hospitality Properties Trust	58,290	[c]	1,349,413
Investment Technology Group	84,162	[a,b]	1,530,907
Janus Capital Group	71,560	[a]	892,353
LaSalle Hotel Properties	76,270	[a,c]	2,059,290
Lexington Realty Trust	161,950	[a,c]	1,514,233
Mack-Cali Realty	37,450	[c]	1,269,555
MGIC Investment	484,550	[a,b]	4,307,650
Omega Healthcare Investors	79,960	[a,c]	1,786,306
Protective Life	54,310		1,441,931
Raymond James Financial	63,090	[a]	2,412,562
SEI Investments	81,330		1,942,160
SVB Financial Group	52,190	[a,b]	2,971,177
			49,185,009
Health Care—10.2%
AMERIGROUP	31,350	[a,b]	2,014,237
Chemed	28,320		1,886,395
Coventry Health Care	47,260	[b]	1,507,121
Haemonetics	35,500	[a,b]	2,326,670
Healthsouth	40,100	[a,b]	1,001,698

8

Common Stocks (continued)	Shares		Value ($)
Health Care (continued0
HealthSpring	30,620	[b]	1,144,269
LifePoint Hospitals	56,110	[a,b]	2,254,500
Mednax	31,390	[b]	2,090,888
Parexel International	72,180	[a,b]	1,797,282
STERIS	69,300		2,393,622
Universal Health Services, Cl. B	42,020		2,076,208
			20,492,890
Industrial—15.0%
AGCO	37,770	[b]	2,076,217
Alaska Air Group	15,840	[b]	1,004,573
Atlas Air Worldwide Holdings	18,040	[b]	1,257,749
Babcock and Wilcox	83,380	[b]	2,783,224
Brink’s	82,170		2,720,648
Carlisle	31,920		1,422,036
Clean Harbors	24,121	[a,b]	2,379,778
Corrections Corp. of America	87,850	[b]	2,143,540
FTI Consulting	62,500	[a,b]	2,395,625
Granite Construction	56,940	[a]	1,600,014
Herman Miller	57,400		1,577,926
Masco	133,320		1,855,814
Owens Corning	27,550	[a,b]	991,525
Snap-On	36,390		2,185,583
Spirit Aerosystems Holdings, Cl. A	77,030	[a,b]	1,977,360
Thomas & Betts	29,650	[b]	1,763,286
			30,134,898
Information Technology—12.5%
Applied Micro Circuits	73,620	[a,b]	764,175
Arris Group	83,570	[a,b]	1,064,682
Brocade Communications Systems	365,120	[b]	2,245,488
Cadence Design Systems	217,330	[a,b]	2,118,967
CoreLogic	164,810	[b]	3,048,985
Cymer	37,350	[a,b]	2,113,263
Cypress Semiconductor	78,610	[b]	1,523,462
Diebold	54,410		1,929,379
Harris	40,320		1,999,872
JDA Software Group	32,960	[b]	997,370

The Fund	9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Information Technology (continued)
NCR	77,310	[b]	1,456,520
Netgear	9,370	[a,b]	303,963
QLogic	87,320	[a,b]	1,619,786
Synopsys	68,255	[b]	1,887,251
Triquint Semiconductor	62,550 [a,b]		807,521
Websense	49,170	[a,b]	1,129,435
			25,010,119
Materials—5.3%
Carpenter Technology	47,160	[a]	2,014,203
Coeur d’Alene Mines	60,820	[a,b]	2,115,319
Louisiana-Pacific	154,150	[a,b]	1,618,575
MeadWestvaco	50,450	[a]	1,530,149
Packaging Corp. of America	53,520		1,546,193
Sonoco Products	48,040		1,740,489
			10,564,928
Utilities—6.0%
Atmos Energy	40,440		1,379,004
Energen	43,014		2,715,044
GenOn Energy	151,590	[b]	577,558
Great Plains Energy	84,210		1,685,884
Hawaiian Electric Industries	81,870	[a]	2,030,376
MDU Resources Group	80,750		1,854,828
UGI	56,140		1,847,006
			12,089,700
Total Common Stocks
(cost $165,623,911)			199,146,662

Other Investment—.8%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,704,000)	1,704,000	[d]	1,704,000

10

Investment of Cash Collateral
for Securities Loaned—32.9%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $65,852,071)	65,852,071[d]	65,852,071

Total Investments (cost $233,179,982)	133.1%	266,702,733
Liabilities, Less Cash and Receivables	(33.1%)	(66,301,353)
Net Assets	100.0%	200,401,380

a Security, or portion thereof, on loan.At March 31, 2011, the value of the fund’s securities on loan was
$64,297,082 and the value of the collateral held by the fund was $65,852,071.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)		Value (%)
Money Market Investments	33.7	Health Care	10.2
Financial	24.6	Utilities	6.0
Industrial	15.0	Materials	5.3
Information Technology	12.5	Consumer Staples	1.8
Consumer Discretionary	11.7	Exchange Traded Funds	.7
Energy	11.6		133.1

† Based on net assets.
See notes to financial statements.

The Fund	11

STATEMENT OF ASSETS AND LIABILITIES
March 31, 2011 (Unaudited)

			Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $64,297,082)—Note 1(b):
Unaffiliated issuers			165,623,911	199,146,662
Affiliated issuers			67,556,071	67,556,071
Cash				108,267
Receivable for investment securities sold				1,183,416
Receivable for shares of Beneficial Interest subscribed				211,312
Dividends and interest receivable				201,670
Prepaid expenses				41,167
				268,448,565
Liabilities ($):
Due to The Boston Company Asset
Management, LLC and affiliates—Note 3(c)				170,686
Liability for securities on loan—Note 1(b)				65,852,071
Payable for investment securities purchased				1,701,905
Payable for shares of Beneficial Interest redeemed				194,585
Accrued expenses				127,938
				68,047,185
Net Assets ($)				200,401,380
Composition of Net Assets ($):
Paid-in capital				176,318,546
Accumulated undistributed investment income—net				113,098
Accumulated net realized gain (loss) on investments				(9,553,015)
Accumulated net unrealized appreciation
(depreciation) on investments				33,522,751
Net Assets ($)				200,401,380

Net Asset Value Per Share
	Class A	Class B	Class C	Class I
Net Assets ($)	67,773,142	1,502,200	15,960,771	115,165,267
Shares Outstanding	2,228,644	52,575	558,575	3,711,511
Net Asset Value Per Share ($)	30.41	28.57	28.57	31.03

See notes to financial statements.

12

STATEMENT OF OPERATIONS
Six Months Ended March 31, 2011 (Unaudited)

Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers	1,274,109
Affiliated issuers	1,846
Income from securities lending—Note 1(b)	17,959
Total Income	1,293,914
Expenses:
Investment advisory fee—Note 3(a)	741,426
Administration fee—Note 3(a)	92,678
Shareholder servicing costs—Note 3(c)	326,659
Distribution fees—Note 3(b)	63,638
Professional fees	27,929
Registration fees	26,372
Prospectus and shareholders’ reports	13,734
Custodian fees—Note 3(c)	13,438
Trustees’ fees and expenses—Note 3(d)	7,046
Loan commitment fees—Note 2	226
Miscellaneous	3,175
Total Expenses	1,316,321
Less—reduction in investment advisory fee due to undertaking—Note 3(a)	(92,955)
Less—reduction in fees due to earnings credits—Note 3(c)	(162)
Net Expenses	1,223,204
Investment Income—Net	70,710
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	8,603,278
Net unrealized appreciation (depreciation) on investments	25,901,380
Net Realized and Unrealized Gain (Loss) on Investments	34,504,658
Net Increase in Net Assets Resulting from Operations	34,575,368
See notes to financial statements.

The Fund	13

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010
Operations ($):
Investment income—net	70,710	67,993
Net realized gain (loss) on investments	8,603,278	23,031,983
Net unrealized appreciation
(depreciation) on investments	25,901,380	(7,477,882)
Net Increase (Decrease) in Net Assets
Resulting from Operations	34,575,368	15,622,094
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	—	(88,816)
Class I Shares	(8,901)	(198,201)
Total Dividends	(8,901)	(287,017)
Beneficial Interest Transactions ($):
Net proceeds from shares sold:
Class A Shares	8,654,348	16,039,523
Class B Shares	27,437	39,206
Class C Shares	638,184	2,895,429
Class I Shares	23,435,398	35,453,503
Dividends reinvested:
Class A Shares	—	80,196
Class I Shares	8,746	180,584
Cost of shares redeemed:
Class A Shares	(14,831,877)	(20,845,276)
Class B Shares	(661,503)	(2,537,596)
Class C Shares	(1,909,033)	(3,835,634)
Class I Shares	(16,367,383)	(22,839,693)
Increase (Decrease) in Net Assets from
Beneficial Interest Transactions	(1,005,683)	4,630,242
Total Increase (Decrease) in Net Assets	33,560,784	19,965,319
Net Assets ($):
Beginning of Period	166,840,596	146,875,277
End of Period	200,401,380	166,840,596
Undistributed investment income—net	113,098	51,289

14

	Six Months Ended
	March 31, 2011	Year Ended
	(Unaudited)	September 30, 2010
Capital Share Transactions:
Class Aa
Shares sold	303,810	671,738
Shares issued for dividends reinvested	—	3,420
Shares redeemed	(524,499)	(853,858)
Net Increase (Decrease) in Shares Outstanding	(220,689)	(178,700)
Class Ba
Shares sold	1,011	1,730
Shares redeemed	(25,323)	(111,670)
Net Increase (Decrease) in Shares Outstanding	(24,312)	(109,940)
Class C
Shares sold	24,042	126,667
Shares redeemed	(72,087)	(167,332)
Net Increase (Decrease) in Shares Outstanding	(48,045)	(40,665)
Class I
Shares sold	832,207	1,408,098
Shares issued for dividends reinvested	289	7,553
Shares redeemed	(573,680)	(921,316)
Net Increase (Decrease) in Shares Outstanding	258,816	494,335

a	During the period ended March 31, 2011, 10,057 Class B shares representing $262,989 were automatically converted to 9,466 Class A shares and during the period ended September 30, 2010, 57,789 Class B shares representing $1,310,216 were automatically converted to 54,458 Class A shares.
See notes to financial statements.

The Fund	15

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

Six Months Ended
March 31, 2011			Year Ended September 30,
Class A Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	25.23	22.84	24.48	32.64	30.49	27.89
Investment Operations:
Investment income (loss)—net[a]	.00[b]	(.00)[b]	.07	.19	.02	.00[b]
Net realized and unrealized
gain (loss) on investments	5.18	2.42	(1.60)	(4.61)	3.02	3.31
Total from Investment Operations	5.18	2.42	(1.53)	(4.42)	3.04	3.31
Distributions:
Dividends from
investment income—net	—	(.03)	(.11)	—	—	—
Dividends from net realized
gain on investments	—	—	—	(3.74)	(.89)	(.71)
Total Distributions		(.03)	(.11)	(3.74)	(.89)	(.71)
Net asset value, end of period	30.41	25.23	22.84	24.48	32.64	30.49
Total Return (%)[c]	20.53[d]	10.62	(6.11)	(14.59)	10.00	12.15
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.47[e]	1.59	1.72	1.56	1.50[f]	1.60[f]
Ratio of net expenses
to average net assets	1.39[e]	1.38	1.37	1.39	1.45[f]	1.35[f]
Ratio of net investment income
(loss) to average net assets	.00[e,g]	(.00)[g]	.35	.72	.06[f]	.01[f]
Portfolio Turnover Rate	39.66[d]	78.90	110.88	92.67	66.82[d,h]	—
Net Assets, end of period
($ x 1,000)	67,773	61,796	60,030	27,467	41,784	41,006

a	Based on average shares outstanding at each month end.
b	Amount represents less than $.01 per share.
c	Exclusive of sales charge.
d	Not annualized.
e	Annualized.
f	For the period from October 1, 2006 to July 31, 2007 and for the fiscal year ended September 30, 2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (the “Portfolio”) allocated income and expenses.
g	Amount represents less than .01%.
h	For the period from October 1, 2005 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

16

Six Months Ended
March 31, 2011			Year Ended September 30,
Class B Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	23.79	21.68	23.23	31.41	29.63	27.32
Investment Operations:
Investment (loss)—net[a]	(.09)	(.18)	(.10)	(.04)	(.26)	(.22)
Net realized and unrealized
gain (loss) on investments	4.87	2.29	(1.45)	(4.40)	2.93	3.24
Total from Investment Operations	4.78	2.11	(1.55)	(4.44)	2.67	3.02
Distributions:
Dividends from net realized
gain on investments	—	—	—	(3.74)	(.89)	(.71)
Net asset value, end of period	28.57	23.79	21.68	23.23	31.41	29.63
Total Return (%)[b]	20.09[c]	9.73	(6.67)	(15.32)	9.05	11.33
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.47[d]	2.75	2.72	2.53	2.41[e]	2.46[e]
Ratio of net expenses
to average net assets	2.10[d]	2.21	2.22	2.24	2.34[e]	2.10[e]
Ratio of net investment (loss)
to average net assets	(.71)[d]	(.81)[g]	(.54)	(.14)	(.83)[e]	(.77)[e]
Portfolio Turnover Rate	39.66[c]	78.90	110.88	92.67	66.82[c,f]	—
Net Assets, end of period
($ x 1,000)	1,502	1,829	4,051	1,580	2,740	3,155

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	For the period from October 1, 2006 to July 31, 2007 and for the fiscal year ended September 30, 2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (the “Portfolio”) allocated income and expenses.
f	For the period from October 1, 2005 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

The Fund	17

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
March 31, 2011			Year Ended September 30,
Class C Shares	(Unaudited)	2010	2009	2008	2007	2006
Per Share Data ($):
Net asset value,
beginning of period	23.80	21.69	23.23	31.41	29.60	27.32
Investment Operations:
Investment (loss)—net[a]	(.10)	(.19)	(.09)	(.03)	(.24)	(.21)
Net realized and unrealized
gain (loss) on investments	4.87	2.30	(1.45)	(4.41)	2.94	3.20
Total from Investment Operations	4.77	2.11	(1.54)	(4.44)	2.70	2.99
Distributions:
Dividends from net realized
gain on investments	—	—	—	(3.74)	(.89)	(.71)
Net asset value, end of period	28.57	23.80	21.69	23.23	31.41	29.60
Total Return (%)[b]	20.04[c]	9.78	(6.67)	(15.29)	9.13	11.26
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	2.16[d]	2.24	2.40	2.36	2.29[e]	2.46[e]
Ratio of net expenses
to average net assets	2.16[d]	2.20	2.20	2.22	2.25[e]	2.10[e]
Ratio of net investment
(loss) to average net assets	(.77)[d]	(.81)	(.48)	(.11)	(.74)[e]	(.75)[e]
Portfolio Turnover Rate	39.66[c]	78.90	110.88	92.67	66.82[c,f]	—
Net Assets, end of period
($ x 1,000)	15,961	14,436	14,037	6,556	9,713	11,042

a	Based on average shares outstanding at each month end.
b	Exclusive of sales charge.
c	Not annualized.
d	Annualized.
e	For the period from October 1, 2006 to July 31, 2007 and for the fiscal year ended September 30, 2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (the “Portfolio”) allocated income and expenses.
f	For the period from October 1, 2005 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.
Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested.
Portfolio turnover represents investment activity of the fund.
See notes to financial statements.

18

Six Months Ended
March 31, 2011			Year Ended September 30,
Class I Shares	(Unaudited)	2010	2009	2008	2007[a]	2006
Per Share Data ($):
Net asset value,
beginning of period	25.71	23.24	24.88	33.03	30.77	28.07
Investment Operations:
Investment income—net[b]	.04	.07	.13	.25	.11	.06
Net realized and unrealized
gain (loss) on investments	5.28	2.47	(1.60)	(4.66)	3.04	3.35
Total from Investment Operations	5.32	2.54	(1.47)	(4.41)	3.15	3.41
Distributions:
Dividends from
investment income—net	.00[c]	(.07)	(.17)	—	—	—
Dividends from net realized
gain on investments	—	—	—	(3.74)	(.89)	(.71)
Total Distributions	.00[c]	(.07)	(.17)	(3.74)	(.89)	(.71)
Net asset value, end of period	31.03	25.71	23.24	24.88	33.03	30.77
Total Return (%)	20.70[d]	10.94	(5.67)	(14.37)	10.27	12.43
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.26[e]	1.14	1.20	1.22	1.22[f]	1.35[f]
Ratio of net expenses
to average net assets	1.14[e]	1.11	1.13	1.15	1.19[f]	1.10[f]
Ratio of net investment income
to average net assets	.26[e]	.27	.65	.98	.32[f]	.21[f]
Portfolio Turnover Rate	39.66[d]	78.90	110.88	92.67	66.82[d,g]	—
Net Assets, end of period
($ x 1,000)	115,165	88,779	68,758	39,424	15,701	14,339

a Effective June 1, 2007, Class R shares were redesignated as Class I shares. b Based on average shares outstanding at each month end. c Amount represents less than $.01 per share. d Not annualized. e Annualized. f For the period from October 1, 2006 to July 31, 2007 and for the fiscal year ended September 30, 2006, the ratios include the fund’s share of The Boston Company Small Cap Value Portfolio’s (the “Portfolio”) allocated income and expenses. g For the period from October 1, 2005 to July 31, 2007, the fund invested exclusively in the Portfolio under a master/feeder organizational structure that was terminated on August 1, 2007. On that date, the fund withdrew entirely from the Portfolio and received the Portfolio’s securities and cash in exchange for its interest in the Portfolio.

Effective August 1, 2007, the fund began investing directly in the securities in which the Portfolio had invested. Portfolio turnover represents investment activity of the fund.

See notes to financial statements.

The Fund	19

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Small Cap Equity Fund (the “fund”) is a separate diversified series of Dreyfus Stock Funds (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering two series, including the fund. The fund’s investment objective is to seek long-term growth of capital.The Boston Company Asset Management, LLC (“TBCAM”) serves as the fund’s investment adviser. The Dreyfus Corporation (the “Administrator” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”) and an affiliate of TBCAM, serves as the fund’s Administrator.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares.The fund is authorized to issue an unlimited number of $.001 par value shares of Beneficial Interest in each of the following classes of shares: Class A, Class B, Class C, and Class I. Class A shares are subject to a sales charge imposed at the time of purchase. Class B shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class B share redemptions made within six years of purchase and automatically convert to Class A shares after six years.The fund no longer offers Class B shares, except in connection with dividend reinvestment and permitted exchanges of Class B shares. Class C shares are subject to a CDSC imposed on Class C shares redeemed within one year of purchase. Class I shares are sold at net asset value per share only to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are

20

charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value.When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value,

The Fund	21

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board ofTrustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures contracts. For other securities that are fair valued by the Board of Trustees, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

22

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic†	197,736,302	—	—	197,736,302
Mutual Funds/
Exchange
Traded Funds	68,966,431	—	—	68,966,431

† See Statement of Investments for additional detailed categorizations.

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about FairValue Measurements”. The portions of ASU No. 2010-06 which require reporting entities to prepare new disclosures surrounding amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3 have been adopted by the fund. No significant transfers between Level 1 or Level 2 fair value measurements occurred at March 31, 2011.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s

The Fund	23

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, U.S. Government and Agency securities or letters of credit.The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner. During the period ended March 31, 2011, The Bank of New York Mellon earned $5,986 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” in the Act.

The fund may invest in shares of certain affiliated investment companies also advised or managed by Dreyfus. Investments in affiliated investment companies for the period ended March 31, 2011 were as follows:

Affiliated
Investment	Value			Value	Net
Company	9/30/2010 ($)	Purchases ($)	Sales ($)	3/31/2011($)	Assets (%)
Dreyfus
Institutional
Preferred Plus
Money Market
Fund	3,687,000	37,126,000	39,109,000	1,704,000.8
Dreyfus
Institutional
Cash
Advantage
Fund	6,182,982	121,364,428	61,695,339	65,852,071	32.9
Total	9,869,982	158,490,428	100,804,339	67,556,071	33.7

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent

24

basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended March 31, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the three-year period ended September 30, 2010 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The fund has an unused capital loss carryover of $17,946,716 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to September 30, 2010. If not applied, $9,882,463 of the carryover expires in fiscal 2016 and $8,064,253 expires in fiscal 2017. Acquired losses as a result of the fund’s merger with Dreyfus Premier Future Leaders Fund can be utilized in subsequent years but will be subject to annual limitations based on certain provisions in the Code.

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2010 was as follows: ordinary income $287,017.The tax character of current year distributions will be determined at the end of the current fiscal year.

The Fund	25

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $225 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended March 31, 2011, the fund did not borrow under the Facilities.

NOTE 3—Investment Advisory Fee, Administration Fee and Other Transactions with Affiliates:

(a) Pursuant to an investment advisory agreement with TBCAM, the investment advisory fee is computed at the annual rate of .80% of the value of the fund’s average daily net assets and is payable monthly.

Dreyfus and TBCAM have contractually agreed, with respect to each class of fund shares, to assume the expenses of each class so that such expenses of the fund’s Class A, B, C and I shares (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of 1.39%, 2.24%, 2.22% and 1.16%, respectively, of the value of such class’ average daily net assets, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class.The reduction in investment advisory fee, pursuant to the undertaking, amounted to $92,955 during the period ended March 31, 2011.

The fund compensates Dreyfus under an administration agreement for providing personnel and facilities to perform accounting and administration services for the fund at an annual rate of .10% of the value of the fund’s average daily net assets. During the period ended March 31, 2011, the fund was charged $92,678 pursuant to the administration agreement.

26

During the period ended March 31, 2011, the Distributor retained $5,176 from commissions earned on sales of the fund’s Class A shares and $1,190 and $446 from CDSCs on redemptions of the fund’s Class B and Class C shares, respectively.

(b) Under the Distribution Plan (the “Plan”) adopted pursuant to Rule 12b-1 under the Act, Class B and Class C shares pay the Distributor for distributing their shares at an annual rate of .75% of the value of the average daily net assets of Class B and Class C shares. During the period ended March 31, 2011, Class B and Class C shares were charged $6,263 and $57,375, respectively, pursuant to the Plan.

(c) Under the Shareholder Services Plan, Class A, Class B and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents (a securities dealer, financial institution or other industry professional) in respect of these services.The Distributor determines the amounts to be paid to Service Agents. During the period ended March 31, 2011, Class A, Class B and Class C shares were charged $81,260, $2,088 and $19,125, respectively, pursuant to the Shareholder Services Plan.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended March 31, 2011, the fund was charged $22,758 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash

The Fund	27

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of New York Mellon under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended March 31, 2011, the fund was charged $2,470 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $162.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended March 31, 2011, the fund was charged $13,438 pursuant to the custody agreement.

During the period ended March 31, 2011, the fund was charged $3,146 for services performed by the Chief Compliance Officer.

The components of “Due to TBCAM and affiliates” in the Statement of Assets and Liabilities consist of: investment advisory fees $133,119, administration fees $16,640, Rule 12b-1 distribution plan fees $10,933, shareholder services plan fees $17,815, custodian fees $13,229, chief compliance officer fees $1,957 and transfer agency per account fees $4,987, which are offset against an expense reimbursement currently in effect in the amount of $27,994.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

28

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended March 31, 2011, amounted to $72,248,425 and $73,511,118, respectively.

The provisions of ASC Topic 815 “Derivatives and Hedging” require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements.The fund held no derivatives during the period ended March 31, 2011.

At March 31, 2011, accumulated net unrealized appreciation on investments was $33,522,751, consisting of $36,447,401 gross unrealized appreciation and $2,924,650, gross unrealized depreciation.

At March 31, 2011, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

The Fund	29

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S INVESTMENT ADVISORY AND
ADMINISTRATION AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Trustees held on November 8-9, 2010, the Board considered the renewal of the fund’s Investment Advisory Agreement, pursuant to whichTBCAM provides the fund with investment advisory services, and the fund’s separate Administration Agreement with Dreyfus, pursuant to which Dreyfus provides the fund with administrative services. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and TBCAM. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus and TBCAM confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution chan-nel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-today fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board members also considered TBCAM’s and Dreyfus’ extensive

30

administrative, accounting, and compliance infrastructures.The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio.The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2010 and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of September 30, 2010. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group median for the various periods, except for the 1-year period when the fund’s performance was below the Performance Group median, and variously above and below the Performance Universe median for the various time periods.

Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and the Board noted that the fund’s total return was above that of the benchmark index for five of the six calendar years.

The Fund	31

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. They noted that the fund’s contractual management fee was below the Expense Group median, the fund’s actual management fee was below the Expense Group median and the Expense Universe median, and the fund’s total expenses were below the Expense Group median and the Expense Universe median. The Board also considered the current expense limitation undertaken by TBCAM and Dreyfus.

A representative of Dreyfus noted that Dreyfus andTBCAM have contractually agreed, with respect to each class of the Fund, to assume the expenses of the class so that such expenses (excluding taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed an annual rate of 1.39% for Class A, 2.24% for Class B, 2.22% for Class C, and 1.16% for Class I, until the fiscal year end following such time as the expenses are equal to or less than such annual rate for the applicable class.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Dreyfus-affiliated primary employer of the fund’s primary portfolio manager for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors, noting that the fees for the separate account and related portfolios reflectedTBCAM’s independent fee structure.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

32

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus funds complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits toTBCAM from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

The Fund	33

INFORMATION ABOUT THE RENEWAL OF THE FUND’S INVESTMENT ADVISORY
AND ADMINISTRATION AGREEMENTS (Unaudited) (continued)

It was noted that the Board members should consider Dreyfus’ profitability with respect to the fund as part of their evaluation of whether the fees under the Administration Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent, and quality of such services and that a discussion of economies of scale is predicated on increasing assets and that, if a fund’s assets had been decreasing, the possibility that Dreyfus may have realized any economies of scale would be less. It was noted that the profitability percentage for Dreyfus was within ranges determined by appropriate court cases to be reasonable given the services rendered and that the profitability percentage for managing the fund was reasonable given the generally superior service levels provided.

Profitability percentages with respect to TBCAM’s service as the fund’s investment adviser were not presented at this meeting. In this regard, the Board noted that the fund is relatively small in asset size, and that TBCAM only has served as the fund’s investment adviser since August 1, 2007, during which time TBCAM has waived receipt of a significant portion of the fund’s investment advisory fee.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent, and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s performance, in light of the considerations described above.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

34

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the manage- ment of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund	35

NOTES

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management      Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and        Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Funds

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	May 24, 2011

By: /s/ James Windels
James Windels, Treasurer
Date:	May 24, 2011

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)